ALPS Variable Investment Trust
1290 Broadway, Suite 1000

Denver, Colorado 80203

April 24, 2026

VIA EDGAR

Securities and Exchange Commission
100 F Street NE

Washington, DC 20549

Re:	ALPS Variable Investment Trust (the “Trust”)
File Nos.	333-139186
811-21987

Dear Sir or Madam:

On behalf of the Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), attached for filing are the definitive forms of Prospectus, each dated April 30, 2026, for each series of the Trust identified in Exhibit A below (the “Funds”). Definitive copies are being filed to reflect the correction of certain non-material typographical errors within the Prospectus for the Funds contained in Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on March 31, 2026 via EDGAR (Accession No. 0001398344-26-005923).

On behalf of the Trust and pursuant to Rule 497(j) under the Securities Act, in lieu of filing under Rule 497(c), the Trust here certifies that the forms of Statement of Additional Information for the Funds, each dated April 30, 2026, do not differ from those filed in Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A under the Securities Act, filed electronically with the SEC on March 31, 2026 via EDGAR (Accession No. 0001398344-26-005923).

Sincerely,

/s/ Brendan Hamill
Brendan Hamill
Secretary

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP

Exhibit A

Morningstar Conservative ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

ALPS | Alerian Energy Infrastructure Portfolio

ALPS Global Opportunity Portfolio